Document And Entity Information	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity Registrant Name	JanOne Inc.
Entity Central Index Key	0000862861
Entity Emerging Growth Company	false
Entity File Number	000-19621
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	41-1454591
Entity Address, Address Line One	325 E. Warm Springs Road, Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JAN
Security Exchange Name	NASDAQ